TRADE AND OTHER RECEIVABLES, Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Allowance for credit losses [Abstract]
Opening balance	$ 2,209	$ 2,244
Foreign exchange movements	(228)	(273)
Loss allowance recognized during the year	224	343	$ 1,048
Trade receivables written off against allowance	(328)	(105)
Closing balance	$ 1,877	$ 2,209	$ 2,244